DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 30,596	¥ 35,969
Deferred tax liabilities	(19,117)	(19,039)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,763	2,411
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,858	1,286
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	258	1,790
Deferred tax liabilities	(2,709)	(4,420)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,777	15,793
Deferred tax liabilities	(15,037)	(13,415)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,749	13,322
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	127	127
Deferred tax liabilities	(9)	(11)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,008	869
Deferred tax liabilities	(492)	(517)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,056	371
Deferred tax liabilities	¥ (870)	¥ (676)